Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000023382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,373	$ 11,548	$ 13,262	$ 14,664	$ 15,663	$ 20,229	$ 20,273	$ 22,303	$ 26,239	$ 28,783
C000125378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,380	11,564	13,288	14,704	15,713	20,307	20,364	22,412	26,379	28,955
C000023379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425		9,752	10,828	12,405	13,681	14,575	18,781	18,773	20,603	24,177	26,458
C000076404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425		9,229	10,990	13,845	15,311	19,549	26,778	21,610	25,303	33,386	39,488
C000125379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		9,831	11,757	14,873	16,518	21,189	29,140	23,592	27,740	36,740	43,615
C000076407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		9,817	11,720	14,799	16,409	21,007	28,841	23,334	27,394	36,231	42,962
C000115039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,073	11,264	12,461	12,815	13,119	16,221	15,928	17,407	20,187	21,715
C000115036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425		9,473	10,567	11,661	11,962	12,219	15,070	14,765	16,095	18,613	19,978
C000115040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425		9,061	10,116	10,513	10,349	10,130	12,125	11,796	12,767	13,982	14,547
C000115043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		9,636	10,784	11,235	11,088	10,882	13,056	12,735	13,817	15,168	15,820
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,561	12,256	14,246	15,384	17,223	23,500	22,410	25,327	30,936	35,989
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,484	12,156	14,124	15,254	17,089	23,577	21,958	24,801	30,133	35,117
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Accumulated Value	10,000		9,954	11,559	12,932	13,400	14,369	19,409	17,630	20,007	23,675	27,396
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Accumulated Value	10,000		9,247	10,890	11,587	11,286	11,097	14,460	12,390	14,471	16,093	18,148
Lipper Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Classification Average
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,435	$ 12,318	$ 15,132	$ 16,770	$ 21,774	$ 29,760	$ 26,210	$ 30,747	$ 39,029	$ 48,297
Lipper Large Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Growth Funds Classification Average
Lipper Global Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Global Equity Income Funds Classification Average
Lipper International Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper International Equity Income Funds Classification Average